Business and Presentation (Tables)	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
We operate in one business segment. Product sales by geographic area consist of the following:

	Three Months Ended March 31,
	2014	2013
Revenue from U.S. product sales	$1,030,122	$1,842,877
Revenue from non-U.S. product sales	393,096	410,251
Total revenue from product sales	$1,423,218	$2,253,129